Balances and transactions with related parties (Tables)	12 Months Ended
Dec. 31, 2024
Balances And Transactions With Related Parties
Schedule of consolidated balances and transactions

	Assets
	2024	2023

Telecom Italia Sparkle(i)	10,188	3,004
Gruppo Havas(vi)	12,831	6,544
TI Sparkle(iii)	28	187
TIM Brasil (vii)	23,260	22,803
Telecom Italia S.p.A. (ii)	24,962	3,298
I-Systems (ix)	45,907	7,502
Other	97	96
Total	117,273	43,434

	Liabilities
	2024	2023

Telecom Italia S.p.A. (ii)	154,729	127,902
Telecom Italia Sparkle(i)	11,599	4,797
TI Sparkle(iii)	11,290	8,087
TIM Brasil (iv)	10,858	10,858
Vivendi Group(v)	1,152	2,683
Gruppo Havas(vi)	104,757	68,407
I-Systems(viii)	58,613	60,367
Italtel(x)	-	8,507
TIM Brasil (xi)	367,943	370,774
Other	3,865	4,229
Total	724,806	666,611

	Revenue
	2024	2023	2022

Telecom Italia S.p.A. (ii)	11,352	4,366	2,874
Telecom Italia Sparkle(i)	5,939	3,980	3,887
TI Sparkle(iii)	339	911	1,968
I Systems(ix)	3,196	27,315	36,090
Cozani(x)	-	-
Total	20,826	36,572	44,819

	Cost / Expense
	2024	2023	2022

Telecom Italia S.p.A. (ii)	151,677	130,994	108,792
Telecom Italia Sparkle(i)	6,667	13,520	12,409
TI Sparkle(iii)	11,290	17,762	18,095
Vivendi Group(v)	5,853	8,390	4,319
Gruppo Havas(vi)	608,060	531,350	382,275
I-Systems(viii)	452,931	429,771	365,875
Other	26,994	18,445	16,983
Total	1,263,472	1,150,232	908,748

(i)	Amounts related to international roaming, Value-Added Services – VAS, transfer of means and international voice-wholesale.

(ii)	The amounts related to international roaming, technical assistance and value-added services – VAS and licensing for the use of a registered trademark, granting TIM. S.A. the right to use the “TIM” brand upon payment of royalties in the amount of 0.5% of the Company’s revenue, with payment made on a quarterly basis.

(iii)	Values related to link rental, EILD rental, media rental (submarine cable) and signaling service.

(iv)	Mainly related to judicial deposits made on account of labor claims and transfers of employees.

(v)	Amounts related to Value Added Services-VAS.

(vi)	Amounts related to advertising services, of which R$ 562,994 (R$ 487,839 in 2023 and 345,597 in 2022) are related to media transfers.

(vii)	Refers to judicial deposits made on account of labor claims.

(viii)	The amounts relate to fiber infrastructure capacity services.

(ix)	The amounts in 2024 refer mainly to prepaid expenses, which represent the costs of installing the neutral network deferred for the effectiveness of the contract.

(x)	The amounts refer to the development of the software used in the billing of telecommunication services. On July 5, 2024, the related party Italtel S.p.A. was sold, together with all its subsidiaries.

(xi)	The amounts refer to the balance of interest on shareholders’ equity and dividends payable to the parent company.